SCHEDULE OF PROPERTY AND EQUIPMENT ESTIMATED LIFE (Details)	9 Months Ended
Sep. 30, 2023
Machinery [member]
IfrsStatementLineItems [Line Items]
Estimated useful life of asset	5 years
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Estimated useful life of asset	5 years
Office equipment [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful life of asset	3 years
Office equipment [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful life of asset	5 years